SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Assumptions Used to Determine Fair Value of Options Granted
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2013, 2012 and 2011 was estimated using the following assumptions:

	2013	2012	2011

Expected volatility	27.5%-30.0%	27.8%-34.8%	34.3%-43.8%
Weighted average volatility	28.8%	29.4%	43.0%
Risk free interest rate	0.4%-0.9%	0.4%-0.5%	0.2%-1.3%
Expected dividend	0%-1.7%	0%	0%
Expected term (in years)	3.3-3.4	3.3	2.5-3.7

Schedule of Stock Option Activity
A summary of the Company's stock options activity and related information for the year ended December 31, 2013, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2013	4,538,013	21.53	4.31	54,231
Granted	1,505,067
Exercised	(1,666,617)
Forfeited	(295,161)
Cancelled	(14,729)

Outstanding at December 31, 2013	4,066,573	22.37	4.46	75,598

Exercisable at December 31, 2013	1,273,420	23.10	3.12	22,742

Schedule of Options Outstanding by Exercise Price Range
The options outstanding under the Company's stock option plans as of December 31, 2013 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	exercisable	exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	options
exercise price	2013	term	price	2013	exercisable
		(Years)	$		$

$0.21-0.29	1,235,151	4.91	0.29	230,731	0.29
$0.69	11,925	5.97	0.69	9,123	0.69
$2.41-2.89	1,702	1.20	2.68	1,702	2.68
$5.52-6.87	12,291	2.53	6.29	12,291	6.29
$10.92-14.60	34,865	4.37	12.97	33,465	13.00
$17.24-25.01	146,541	2.51	21.05	130,330	21.47
$26.37-39.09	2,624,098	4.37	33.15	855,778	30.42

	4,066,573	4.46	22.37	1,273,420	23.10

Schedule of Restricted Stock Units Activity
A summary of the Company's Restricted Stock Awards ("RSA") and the Company's Restricted Stock Units ("RSU") activities and related information for the year ended December 31, 2013, is as follows:

	Number of RSU & RSA	Weighted average exercise price *)

Outstanding at January 1, 2013	700,978	NIS	1
Issued	412,058	NIS	1
Vested	(239,031)	NIS	1
Forfeited	(90,902)	NIS	1

Outstanding at December 31, 2013	783,103	NIS	1

*)	Weighted average exercise price is NIS 1 (par value) which represents approximately $0.29.

Schedule of Allocated Share-Based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2013, 2012 and 2011, was comprised as follows:

	Year ended December 31,
	2013	2012	2011

Cost of revenues	$4,741	$4,156	$2,922
Research and development, net	3,080	2,840	2,966
Selling and marketing	10,037	7,981	7,490
General and administrative	8,449	8,635	7,781

Total stock-based compensation expenses	$26,307	$23,612	$21,159